The New Economy Fund®
Investment portfolio
February 28, 2021
unaudited
Common stocks 95.13% Information technology 32.07%	Shares	Value (000)
Microsoft Corp.	4,829,921	$1,122,377
Broadcom Inc.	1,736,548	815,952
Ceridian HCM Holding Inc.[1]	6,982,791	626,077
Mastercard Inc., Class A	1,456,016	515,211
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	3,733,949	470,253
Taiwan Semiconductor Manufacturing Company, Ltd.[2]	1,794,000	39,202
Cree, Inc.[1]	3,801,679	431,338
Samsung Electronics Co., Ltd.[2]	4,500,850	330,076
Arista Networks, Inc.[1]	1,108,389	310,172
PayPal Holdings, Inc.[1]	1,176,859	305,807
Advanced Micro Devices, Inc.[1]	3,357,170	283,714
StoneCo Ltd., Class A1	3,239,735	278,002
Adobe Inc.[1]	584,842	268,834
RingCentral, Inc., Class A1	694,151	262,500
ASML Holding NV2	445,880	251,056
Autodesk, Inc.[1]	800,390	220,908
Applied Materials, Inc.	1,748,148	206,614
HubSpot, Inc.[1]	374,209	192,718
Dell Technologies Inc., Class C1	2,203,584	178,645
SK hynix, Inc.[2]	1,234,565	155,258
PagSeguro Digital Ltd., Class A1	2,658,985	154,381
Accenture PLC, Class A	568,820	142,717
Shopify Inc., Class A, subordinate voting shares[1]	99,311	127,214
Global Payments Inc.	540,616	107,037
Fiserv, Inc.[1]	926,822	106,927
ServiceNow, Inc.[1]	200,023	106,704
Smartsheet Inc., Class A1	1,432,975	99,233
Anaplan, Inc.[1]	1,515,899	98,518
GDS Holdings Ltd., Class A1,2	7,618,727	96,146
Atlassian Corp. PLC, Class A1	400,665	95,238
NortonLifeLock Inc.	4,761,898	92,905
Snowflake Inc., Class B1,2,3,4	226,082	56,330
Snowflake Inc., Class B1,3,4	75,360	19,559
Snowflake Inc., Class A1	36,527	9,480
MongoDB, Inc., Class A1	219,941	84,882
Visa Inc., Class A	384,330	81,628
EPAM Systems, Inc.[1]	199,280	74,453
Lam Research Corp.	127,433	72,279
Square, Inc., Class A1	303,720	69,865
Micron Technology, Inc.[1]	713,625	65,318
SailPoint Technologies Holdings, Inc.[1]	1,096,182	61,803
Inphi Corp.[1]	370,087	60,913
Oneconnect Financial Technology Co., Ltd. (ADR)[1]	3,011,301	54,896
Apple Inc.	412,096	49,971
Bottomline Technologies, Inc.[1]	1,093,239	49,065
FleetCor Technologies, Inc.[1]	166,912	46,286
Amphenol Corp., Class A	364,142	45,765
The New Economy Fund — Page 1 of 10

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Alteryx, Inc., Class A1	471,569	$45,082
Motorola Solutions, Inc.	255,090	44,763
STMicroelectronics NV2	1,150,236	44,286
Fidelity National Information Services, Inc.	303,000	41,814
Qorvo, Inc.[1]	233,745	40,842
CrowdStrike Holdings, Inc., Class A1	176,175	38,054
Keyence Corp.[2]	77,100	36,875
Nomura Research Institute, Ltd.[2]	1,109,300	34,428
Qualtrics International Inc., Class A1	836,360	31,782
Jack Henry & Associates, Inc.	205,080	30,442
Cloudflare, Inc., Class A1	405,129	29,967
Zoom Video Communications, Inc., Class A1	77,064	28,792
Dolby Laboratories, Inc., Class A	266,360	26,005
Lightspeed POS Inc., subordinate voting shares[1]	375,277	25,676
MediaTek Inc.[2]	754,000	24,364
Asana, Inc., Class A1	623,172	21,580
Guidewire Software, Inc.[1]	152,891	16,969
Palo Alto Networks, Inc.[1]	46,775	16,760
Affirm Holdings, Inc., Class A1,5	175,308	16,314
SAP SE2	130,631	16,074
Keysight Technologies, Inc.[1]	113,091	16,005
Amadeus IT Group SA, Class A, non-registered shares[1,2]	229,879	15,942
SimCorp AS2	114,940	13,957
DocuSign, Inc.[1]	60,561	13,727
Avalara, Inc.[1]	84,123	13,202
Datadog, Inc., Class A1	54,184	5,170
		10,083,099
Health care 18.09%
UnitedHealth Group Inc.	1,506,549	500,506
Thermo Fisher Scientific Inc.	927,431	417,418
Daiichi Sankyo Company, Ltd.[2]	13,376,900	380,190
Abbott Laboratories	3,132,356	375,194
Humana Inc.	811,502	308,087
Ultragenyx Pharmaceutical Inc.[1]	1,742,763	246,671
Insulet Corp.[1]	875,964	226,962
Molina Healthcare, Inc.[1]	867,365	188,010
WuXi AppTec Co., Ltd., Class H2	8,315,060	173,106
Cigna Corp.	821,808	172,497
Allakos Inc.[1]	1,383,934	167,705
Sarepta Therapeutics, Inc.[1]	1,534,877	133,626
Penumbra, Inc.[1]	462,450	131,535
Biohaven Pharmaceutical Holding Co. Ltd.[1]	1,503,739	127,788
Guardant Health, Inc.[1]	857,865	126,261
Chugai Pharmaceutical Co., Ltd.[2]	2,635,200	118,719
Exact Sciences Corp.[1]	816,771	111,179
NovoCure Ltd.[1]	725,678	108,199
PerkinElmer, Inc.	846,175	106,694
Agilon Health TopCo, Inc.[1,2,3,6]	88,322	106,596
WuXi Biologics (Cayman) Inc.[1,2]	7,796,000	96,307
Zoetis Inc., Class A	579,940	90,030
Centene Corp.[1]	1,506,296	88,179
Gilead Sciences, Inc.	1,346,180	82,655
CanSino Biologics Inc., Class H1,2	1,737,400	82,619
Olympus Corp.[2]	3,777,900	79,537
The New Economy Fund — Page 2 of 10

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Stryker Corp.	318,173	$77,217
Allogene Therapeutics, Inc.[1]	1,938,269	67,277
Vertex Pharmaceuticals Inc.[1]	307,942	65,453
GW Pharmaceuticals PLC (ADR)[1]	296,180	63,457
iRhythm Technologies, Inc.[1]	329,827	53,069
AbCellera Biologics Inc.[1,5]	1,337,197	50,426
Catalent, Inc.[1]	439,769	50,006
Madrigal Pharmaceuticals, Inc.[1]	387,296	46,936
Teladoc Health, Inc.[1]	207,454	45,866
Regeneron Pharmaceuticals, Inc.[1]	89,953	40,530
Notre Dame Intermédica Participações SA	2,465,700	38,154
BioMarin Pharmaceutical Inc.[1]	480,692	37,220
Eli Lilly and Company	169,911	34,813
Novartis AG2	384,634	33,056
Zai Lab Ltd.[1,2]	212,079	30,744
PRA Health Sciences, Inc.[1]	202,836	29,900
Syneos Health, Inc., Class A1	339,821	26,285
Nevro Corp.[1]	119,937	19,811
Carl Zeiss Meditec AG, non-registered shares[2]	129,432	19,346
Oak Street Health, Inc.[1]	359,878	19,084
TG Therapeutics, Inc.[1]	406,786	17,805
Rede D’Or Sao Luiz SA	1,415,000	17,447
M3, Inc.[2]	201,900	16,023
Amplifon SpA[1,2]	357,612	14,239
Global Blood Therapeutics, Inc.[1]	304,357	12,966
Align Technology, Inc.[1]	21,988	12,470
		5,685,870
Communication services 14.92%
Netflix, Inc.[1]	2,402,805	1,294,751
Alphabet Inc., Class C1	241,352	491,600
Alphabet Inc., Class A1	184,212	372,460
Facebook, Inc., Class A1	2,030,346	523,058
Tencent Holdings Ltd.[2]	6,006,000	512,172
Snap Inc., Class A1	5,249,962	344,712
Comcast Corp., Class A	5,243,515	276,438
ZoomInfo Technologies Inc., Class A1	3,469,855	181,890
Playtika Holding Corp.[1]	3,185,608	94,772
Bumble Inc., Class A1	1,232,118	82,934
New York Times Co., Class A	1,578,170	80,755
Charter Communications, Inc., Class A1	121,942	74,802
T-Mobile US, Inc.[1]	584,693	70,146
Sea Ltd., Class A (ADR)[1]	242,793	57,224
Activision Blizzard, Inc.	522,496	49,956
Twitter, Inc.[1]	638,664	49,215
Live Nation Entertainment, Inc.[1]	553,831	49,213
Match Group, Inc.[1]	241,889	36,973
Electronic Arts Inc.	208,585	27,944
Warner Music Group Corp., Class A	552,431	19,595
		4,690,610
Consumer discretionary 13.51%
Amazon.com, Inc.[1]	246,139	761,291
Alibaba Group Holding Ltd.[1,2]	16,384,312	490,051
MercadoLibre, Inc.[1]	257,022	421,030
The New Economy Fund — Page 3 of 10

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
DraftKings Inc., Class A1	3,429,401	$211,011
Sony Corp.[2]	1,899,720	199,677
Floor & Decor Holdings, Inc., Class A1	2,005,048	190,660
Five Below, Inc.[1]	997,893	185,728
Burlington Stores, Inc.[1]	681,053	176,270
General Motors Company	3,313,201	170,067
Flutter Entertainment PLC (GBP denominated)[1,2]	780,697	150,309
Marriott International, Inc., Class A1	997,481	147,697
Galaxy Entertainment Group Ltd.[2]	12,056,000	111,491
Airbnb, Inc., Class A1	482,420	99,547
Hilton Worldwide Holdings Inc.[1]	787,472	97,395
NIKE, Inc., Class B	665,077	89,639
Dollar General Corp.	467,554	88,363
Peloton Interactive, Inc., Class A1	723,170	87,120
Booking Holdings Inc.[1]	31,623	73,634
Chipotle Mexican Grill, Inc.[1]	50,566	72,916
Carvana Co., Class A1	237,875	67,438
Home Depot, Inc.	259,487	67,036
Aptiv PLC[1]	314,337	47,100
Kering SA2	63,495	40,198
THG PLC[1,2]	3,867,028	38,141
Domino’s Pizza, Inc.	89,953	31,170
Just Eat Takeaway (EUR denominated)[1,2]	292,275	28,164
YUM! Brands, Inc.	265,860	27,525
Wynn Resorts, Ltd.[1]	204,410	26,927
EssilorLuxottica[2]	114,440	18,635
Ocado Group PLC[1,2]	571,841	17,523
Farfetch Ltd., Class A1	157,000	9,671
Allegro.eu1,2	229,619	3,940
		4,247,364
Financials 7.93%
Kotak Mahindra Bank Ltd.[1,2]	18,990,420	458,680
AIA Group Ltd.[2]	31,914,800	399,489
JPMorgan Chase & Co.	2,116,099	311,426
HDFC Bank Ltd.[1,2]	9,452,900	196,980
Arch Capital Group Ltd.[1]	4,178,743	149,683
Berkshire Hathaway Inc., Class B1	544,460	130,948
CME Group Inc., Class A	607,327	121,283
Discover Financial Services	936,508	88,097
Intercontinental Exchange, Inc.	771,092	85,059
London Stock Exchange Group PLC[2]	586,430	78,557
Tradeweb Markets Inc., Class A	984,901	71,691
S&P Global Inc.	208,320	68,612
Nasdaq, Inc.	427,993	59,187
RenaissanceRe Holdings Ltd.	340,616	56,876
Willis Towers Watson PLC	209,558	46,237
Citigroup Inc.	671,647	44,248
SVB Financial Group[1]	58,069	29,346
Marsh & McLennan Companies, Inc.	243,486	28,055
Cannae Holdings, Inc.[1]	710,583	26,540
Janus Henderson Group PLC	793,583	23,196
The New Economy Fund — Page 4 of 10

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Futu Holdings Ltd. (ADR)[1]	108,290	$16,546
KKR & Co. Inc.	35,600	1,622
		2,492,358
Industrials 5.63%
CSX Corp.	4,360,549	399,208
Safran SA1,2	1,275,929	174,279
Union Pacific Corp.	790,955	162,905
Copart, Inc.[1]	1,155,497	126,134
Airbus SE, non-registered shares[1,2]	1,034,456	119,644
Recruit Holdings Co., Ltd.[2]	1,449,000	72,588
Old Dominion Freight Line, Inc.	286,539	61,540
Honeywell International Inc.	293,713	59,433
General Electric Co.	4,387,194	55,015
Northrop Grumman Corp.	184,579	53,834
Ever Sunshine Lifestyle Services Group Ltd.[2]	21,768,000	53,511
Uber Technologies, Inc.[1]	1,027,460	53,171
Norfolk Southern Corp.	210,889	53,157
Nidec Corp.[2]	388,600	49,825
Raytheon Technologies Corp.	605,682	43,603
Boeing Company[1]	169,642	35,966
Wizz Air Holdings PLC[1,2]	436,071	32,253
Equifax Inc.	166,413	26,939
Ryanair Holdings PLC (ADR)[1]	222,119	23,882
Meggitt PLC[1,2]	3,628,093	21,297
Rentokil Initial PLC[1,2]	2,874,008	18,682
TransDigm Group Inc.[1]	31,434	18,127
Melrose Industries PLC[1,2]	7,603,544	17,568
Dun & Bradstreet Holdings, Inc.[1]	661,603	14,463
InPost SA1,2	495,483	10,854
Hefei Meyer Optoelectronic Technology Inc., Class A2	1,831,666	10,663
		1,768,541
Utilities 1.03%
ENN Energy Holdings Ltd.[2]	20,350,500	311,583
NextEra Energy, Inc.	183,983	13,519
		325,102
Materials 0.68%
Sherwin-Williams Company	314,049	213,660
Consumer staples 0.60%
Costco Wholesale Corp.	423,439	140,158
Herbalife Nutrition Ltd.[1]	651,931	29,324
Estée Lauder Companies Inc., Class A	66,534	19,020
		188,502
Real estate 0.39%
Equinix, Inc. REIT	121,262	78,619
Embassy Office Parks REIT[2]	10,007,200	43,674
		122,293
The New Economy Fund — Page 5 of 10

unaudited
Common stocks (continued) Energy 0.28%	Shares	Value (000)
Neste Oyj[2]	1,180,508	$77,707
Reliance Industries Ltd.[2]	415,000	11,725
		89,432
Total common stocks (cost: $16,024,503,000)		29,906,831
Preferred securities 1.20% Consumer discretionary 0.64%
Maplebear Inc., Series H, noncumulative, preferred shares[1,2,3,6]	830,425	103,803
Maplebear Inc., Series I, noncumulative, preferred shares[1,2,3,6]	398,330	49,791
Rivian Automotive, Inc., Series E, preferred shares[1,2,3,6]	854,011	31,470
Rivian Automotive, Inc., Series F, noncumulative, preferred shares[1,2,3,6]	428,706	15,798
		200,862
Information technology 0.56%
Marqeta, Inc., Series E-1, 8.00% noncumulative, preferred shares[1,2,3,6]	6,704,956	132,088
Nu Holdings Ltd., Series G, noncumulative, preferred shares[1,2,3,6]	482,666	16,419
Nu Holdings Ltd., Series A, noncumulative, preferred shares[1,2,3,6]	82,437	2,804
Nu Holdings Ltd., Series Seed, noncumulative, preferred shares[1,2,3,6]	68,370	2,326
Nu Holdings Ltd., noncumulative, preferred shares[1,2,3,6]	53,131	1,807
Nu Holdings Ltd., Series B, noncumulative, preferred shares[1,2,3,6]	4,719	161
Nu Holdings Ltd., Series D, noncumulative, preferred shares[1,2,3,6]	2,508	85
Innovium Inc., Series F, 8.00% noncumulative, preferred shares[1,2,3,6]	1,973,749	20,000
		175,690
Total preferred securities (cost: $228,149,000)		376,552
Short-term securities 3.55% Money market investments 3.55%
Capital Group Central Cash Fund 0.09%[7,8]	11,081,309	1,108,242
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[7,9]	6,171,856	6,172
Total short-term securities (cost: $1,114,179,000)		1,114,414
Total investment securities 99.88% (cost: $17,366,831,000)		31,397,797
Other assets less liabilities 0.12%		37,688
Net assets 100.00%		$31,435,485
Investments in affiliates8

	Value of affiliate at 12/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 2/28/2021 (000)	Dividend income (000)
Short-term securities 3.53%
Money market investments 3.53%
Capital Group Central Cash Fund 0.09%[7]	$1,688,527	$650,464	$1,230,749	$21	$(21)	$1,108,242	$350
The New Economy Fund — Page 6 of 10

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $6,410,888,000, which represented 20.39% of the net assets of the fund. This amount includes $5,871,410,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $75,889,000, which represented .24% of the net assets of the fund.
[5]	All or a portion of this security was on loan. The total value of all such securities was $6,680,000, which represented .02% of the net assets of the fund.
[6]	Value determined using significant unobservable inputs.
[7]	Rate represents the seven-day yield at 2/28/2021.
[8]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[9]	Security purchased with cash collateral from securities on loan.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Maplebear Inc., Series H, noncumulative, preferred shares	11/13/2020	$49,826	$103,803.33%
Maplebear Inc., Series I, noncumulative, preferred shares	2/26/2021	49,791	49,791.16
Marqeta, Inc., Series E-1, 8.00% noncumulative, preferred shares	5/27/2020	55,902	132,088.42
Agilon Health TopCo, Inc.	1/4/2019-3/4/2020	34,006	106,596.34
Snowflake Inc., Class B	3/13/2020	11,692	75,889.24
Rivian Automotive, Inc., Series E, preferred shares	7/10/2020	13,229	31,470.10
Rivian Automotive, Inc., Series F, noncumulative, preferred shares	1/19/2021	15,798	15,798.05
Innovium Inc., Series F, 8.00% noncumulative, preferred shares	9/21/2020	20,000	20,000.06
Nu Holdings Ltd., Series G, noncumulative, preferred shares	1/27/2021	16,419	16,419.05
Nu Holdings Ltd., Series A, noncumulative, preferred shares	1/27/2021	2,804	2,804.01
Nu Holdings Ltd., Series Seed, noncumulative, preferred shares	1/27/2021	2,326	2,326.01
Nu Holdings Ltd., noncumulative, preferred shares	1/27/2021	1,807	1,807.01
Nu Holdings Ltd., Series B, noncumulative, preferred shares	1/27/2021	161	161.00
Nu Holdings Ltd., Series D, noncumulative, preferred shares	1/27/2021	85	85.00
Total private placement securities		$273,846	$559,037	1.78%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The New Economy Fund — Page 7 of 10

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
The New Economy Fund — Page 8 of 10

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$8,969,105	$1,113,994	$—	$10,083,099
Health care	4,535,388	1,043,886	106,596	5,685,870
Communication services	4,178,438	512,172	—	4,690,610
Consumer discretionary	3,149,235	1,098,129	—	4,247,364
Financials	1,358,652	1,133,706	—	2,492,358
Industrials	1,187,377	581,164	—	1,768,541
Utilities	13,519	311,583	—	325,102
Materials	213,660	—	—	213,660
Consumer staples	188,502	—	—	188,502
Real estate	78,619	43,674	—	122,293
Energy	—	89,432	—	89,432
Preferred securities	—	—	376,552	376,552
Short-term securities	1,114,414	—	—	1,114,414
Total	$24,986,909	$5,927,740	$483,148	$31,397,797
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended February 28, 2021 (dollars in thousands):
	Beginning value at 12/1/2020	Transfers into Level 3*	Purchases	Sales	Net realized gain	Unrealized appreciation	Transfers out of Level 3*	Ending value at 2/28/2021
Investment securities	$284,724	$—	$89,192	$—	$—	$109,232	$—	$483,148
Net unrealized appreciation during the period on Level 3 investment securities held at February 28, 2021								$109,232
*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 2/28/2021	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$ 106,596	Market comparable companies	Price/Sales multiple	3.0x	3.0x	Increase
			DLOM	23%	23%	Decrease
Preferred securities	376,552	Transaction price	N/A	N/A	N/A	N/A
	$ 483,148
*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

The New Economy Fund — Page 9 of 10

unaudited
Key to abbreviations
ADR = American Depositary Receipts
DLOM = Discount for lack of marketability
EUR = Euros
GBP = British pounds
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-014-0421O-S78077	The New Economy Fund — Page 10 of 10